Long Term Deposit (Details)	Nov. 30, 2023 HKD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 HKD ($)
Long Term Deposit [Abstract]
Long-term deposit	$ 265,980	$ 34,058